8. EMPLOYEE EQUITY INCENTIVE PLAN (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Options Outstanding-Weighted Average Exercise Price
Exercisable as of December 31 and expected to vest thereafter	1 year 8 months 12 days
Employee Stock Options
Options Outstanding-Number of Shares
Balance at January 1	2,050,000	0
Granted	3,925,000	2,050,000
Exercised	(250,000)
Cancelled	(300,000)
Balance at December 31	5,425,000	2,050,000
Options Outstanding-Weighted Average Exercise Price
Balance at January 1	$ .1	$ 0
Granted	.8	.1
Exercised	.1
Cancelled	.1
Balance at December 31	$ .59	$ .1
Balance as of December 31	9 years 7 months 6 days	9 years 7 months 6 days
Exercisable at December 31	9 years 3 months 19 days	9 years 7 months 6 days
Exercisable as of December 31 and expected to vest thereafter	9 years 1 month 6 days